Shareholders' Equity (Details) - Schedule of ordinary share capital - Ordinary shares [member] - shares	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of ordinary share capital [Line Items]
Number of shares authorized	75,000,000	75,000,000
Number of issued and paid	30,000,339	18,152,590